CONTRACT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT LIABILITIES ACTIVITY

A summary of the contract liabilities activity at June 30, 2023 and December 31, 2022 is presented below:

	June 30, 2023	December 31, 2022
Beginning balance as January 1,	$198,606	$18,514
Issued	638,501	859,383
Redeemed	(635,391)	(623,348)
Breakage recognized	(54,247)	(55,943)
Ending balance	$147,469	$198,606

A summary of the contract liabilities activity for the years ended December 31, 2022 and 2021 is presented below:

	Year ended December 31,
	2022	2021
Beginning balance as of January1,	$18,514	$16,014
Issued	859,383	24,733
Redeemed	(623,348)	(21,764)
Breakage recognized	(55,943)	(469)
Ending balance as of December 31,	$198,606	$18,514